Equity - Summary of Classes of Preferred and Common Shares Outstanding (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions					12 Months Ended
		Sep. 16, 2020 CAD ($)	Jul. 30, 2019 USD ($)	Apr. 17, 2019 CAD ($) $ / shares shares	Oct. 31, 2020 CAD ($) shares		Oct. 31, 2019 CAD ($) $ / shares shares	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Gross proceeds | $					$ 1,247	[1]	$ 1,000	$ 395
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Shares repurchased for cancellation Value | $							$ 90
Shares repurchased for cancellation average cost per share | $ / shares							$ 90.00
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value | $			$ 500						$ 500
Interest Rate			4.80%		4.80%
4.3% Limited Recourse Capital Notes, Series 1 [Member]
Disclosure of classes of share capital [line items]
Note Issued Face Value | $		$ 1,250			$ 1,250
Interest Rate		4.30%			4.30%
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Number of shares	[2]				14,000,000		14,000,000		14,000,000
Number of shares issued				14,000,000
Preferred shares issued price per share | $ / shares				$ 25.00
Gross proceeds | $				$ 350
Dividend Rate Reset Term				5 years
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares					645,889,396		639,232,276	639,329,625	645,889,396
Repurchased for cancellation and treasury shares sold/purchased	[3],[4]				652,730		1,000,000
Common shares [member] | Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Repurchased for cancellation and treasury shares sold/purchased							1,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares					652,730				652,730

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.
[2]	On April 17, 2019, we issued 14 million Non-Cumulative 5-Year Rate Reset Class B Preferred Shares, Series 46, at a price of $25.00 cash per share for gross proceeds of $350 million.
[3]	Common shares are net of 652,730 treasury shares as at October 31, 2020.
[4]	During fiscal 2020, we did not purchase any of our common shares under the normal course issuer bid (NCIB). During fiscal 2019, we repurchased and cancelled 1 million of our common shares as part of the NCIB at an average cost of $90.00 per share, totalling $90 million.